Investments	12 Months Ended
Dec. 31, 2017
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Investments

Note 6. Investments

As of December 31, 2017 and 2016 investments are classified as held-to maturity, the carrying value of the investments is similar to their fair value. The following is a detail of held-to maturity investments:

Held-to Maturity (1) Government debt securities	2017		2016
Acquisition cost	Ps.	1,934	Ps.	—
Accrued interest		—		—

Amortized cost		1,934		—

Corporate debt securities
Acquisition cost		222		118
Accrued interest		4		2

Amortized cost		226		120

Total investments	Ps.	2,160	Ps.	120

(1)	Denominated in dollars at a fixed interest rate.